INCOME TAXES - Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at beginning of period	$ 53,324	$ 35,679	$ 25,063
Additions based on tax positions related to the current year	7,818	11,221	8,589
Additions for tax positions of prior years	1,772	7,599	3,901
Reductions for tax positions of prior years	(16,512)	(283)	(134)
Expiration of applicable statute of limitations	(778)	(892)	(1,740)
Balance at end of period	$ 45,624	$ 53,324	$ 35,679